Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	108 Months Ended		120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Sep. 15, 2015	Aug. 31, 2015	Aug. 31, 2014
C000107817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		6.90%	5.96%			6.84%
C000107817 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 19,376	$ 19,376	$ 19,376		$ 19,376	$ 17,083	$ 15,139	$ 21,538	$ 16,216	$ 13,670	$ 13,900	$ 11,612	$ 9,937		$ 9,397	$ 9,425
Average Annual Return, Percent		13.42%	7.23%			7.47%
C000107818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	8.52%	6.10%			6.67%
C000107818 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 19,072	$ 19,072	19,072		$ 19,072	16,950	15,130	21,687	16,450	13,974	14,310	12,043	10,382		9,895	10,000
Average Annual Return, Percent		12.52%	6.42%			6.67%
C000107819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	11.58%	6.42%			6.67%
C000107819 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 19,073	$ 19,073	19,073		$ 19,073	16,941	15,130	21,687	16,450	13,974	14,310	12,043	10,382		9,895	10,000
Average Annual Return, Percent		12.58%	6.42%			6.67%
C000107820 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 21,080	$ 21,080	21,080		$ 21,080	18,542	16,390	23,265	17,472	14,690	14,900	12,416	10,594		9,997	10,000
Average Annual Return, Percent		13.69%	7.49%			7.74%
C000107821 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 19,067	$ 19,067	19,067		$ 19,067	16,935	15,124	21,673	16,443	13,967	14,304	12,043	10,382		9,895	10,000
Average Annual Return, Percent		12.59%	6.42%			6.67%
C000107822 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 20,042	$ 20,042	20,042		$ 20,042	17,717	15,739	22,456	16,952	14,326	14,602	12,222	10,484		9,950	10,000
Average Annual Return, Percent		13.12%	6.95%			7.20%
C000107823 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 20,555	$ 20,555	20,555		$ 20,555	18,130	16,067	22,858	17,209	14,507	14,747	12,319	10,541		9,970	10,000
Average Annual Return, Percent		13.38%	7.22%			7.47%
C000107824 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 21,068	$ 21,068	21,068		$ 21,068	18,533	16,376	23,237	17,451	14,673	14,885	12,399	10,587		9,997	10,000
Average Annual Return, Percent		13.68%	7.50%			7.74%
C000124429 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 21,287	$ 21,287	$ 21,287		$ 21,287	18,703	16,516	23,422	17,576	14,768	14,957	12,454	10,616		10,010	10,000
Average Annual Return, Percent		13.81%	7.59%			7.85%
C000160011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		15.06%	8.46%	6.30%	[3]
C000160011 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 17,291	$ 17,291	$ 17,291		$ 17,291	14,164	12,468	15,065	11,604	10,860	11,513	11,346	9,365	$ 9,425
Average Annual Return, Percent		22.08%	9.75%	7.01%	[3]
C000160012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[4]	17.15%	8.61%	6.19%	[5]
C000160012 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 17,126	$ 17,126	$ 17,126		17,126	14,136	12,531	15,279	11,859	11,182	11,948	11,861	9,873	10,000
Average Annual Return, Percent		21.15%	8.90%	6.19%	[5]
C000160013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	20.20%	8.91%	6.19%	[7]
C000160013 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 17,133	$ 17,133	$ 17,133		17,133	14,135	12,540	15,276	11,862	11,183	11,949	11,861	9,873	10,000
Average Annual Return, Percent		21.20%	8.91%	6.19%	[7]
C000160014 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 18,732	$ 18,732	$ 18,732		18,732	15,306	13,436	16,213	12,458	11,633	12,304	12,093	9,963	10,000
Average Annual Return, Percent		22.39%	10.00%	7.26%	[8]
C000160015 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 17,133	$ 17,133	$ 17,133		17,133	14,130	12,540	15,283	11,863	11,178	11,947	11,861	9,873	10,000
Average Annual Return, Percent		21.25%	8.92%	6.19%	[9]
C000160016 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 17,915	$ 17,915	$ 17,915		17,915	14,705	12,977	15,739	12,154	11,405	12,127	11,975	9,918	10,000
Average Annual Return, Percent		21.83%	9.45%	6.72%	[10]
C000160017 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 18,341	$ 18,341	$ 18,341		18,341	15,024	13,217	15,996	12,328	11,530	12,230	12,050	9,956	10,000
Average Annual Return, Percent		22.08%	9.73%	7.00%	[11]
C000160018 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 18,747	$ 18,747	$ 18,747		18,747	15,310	13,450	16,221	12,467	11,631	12,312	12,092	9,963	10,000
Average Annual Return, Percent		22.45%	10.02%	7.26%	[12]
C000160019 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 18,865	$ 18,865	$ 18,865		$ 18,865	15,397	13,513	16,295	12,503	11,666	12,322	12,097	9,964	10,000
Average Annual Return, Percent		22.52%	10.09%	7.34%	[13]
C000006504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		11.16%	7.78%			10.47%
C000006504 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 27,072	$ 27,072	$ 27,072		$ 27,072	22,955	20,680	28,148	21,603	17,540	15,927	12,473	10,712		10,118	9,425
Average Annual Return, Percent		17.94%	9.07%			11.13%
C000006509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[14]	13.03%	7.96%			10.30%
C000006509 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 26,642	$ 26,642	26,642		$ 26,642	22,765	20,669	28,332	21,901	17,923	16,400	12,937	11,195		10,651	10,000
Average Annual Return, Percent		17.03%	8.25%			10.30%
C000006510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[15]	16.05%	8.25%			10.30%
C000006510 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 26,643	$ 26,643	26,643		$ 26,643	22,763	20,666	28,331	21,905	17,921	16,394	12,932	11,199		10,650	10,000
Average Annual Return, Percent		17.05%	8.25%			10.30%
C000006511 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 29,439	$ 29,439	29,439		$ 29,439	24,908	22,388	30,384	23,265	18,845	17,067	13,328	11,421		10,757	10,000
Average Annual Return, Percent		18.19%	9.33%			11.40%
C000006513 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 26,642	$ 26,642	26,642		$ 26,642	22,766	20,669	28,341	21,908	17,931	16,401	12,941	11,200		10,654	10,000
Average Annual Return, Percent		17.03%	8.24%			10.30%
C000006515 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 28,010	$ 28,010	28,010		$ 28,010	23,816	21,513	29,349	22,576	18,380	16,734	13,138	11,312		10,704	10,000
Average Annual Return, Percent		17.61%	8.79%			10.85%
C000006516 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 28,724	$ 28,724	28,724		$ 28,724	24,355	21,945	29,864	22,921	18,610	16,897	13,228	11,365		10,732	10,000
Average Annual Return, Percent		17.94%	9.07%			11.13%
C000006505 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 29,442	$ 29,442	29,442		$ 29,442	24,909	22,391	30,383	23,262	18,843	17,068	13,336	11,427		10,765	10,000
Average Annual Return, Percent		18.20%	9.34%			11.40%
C000124428 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 29,753	$ 29,753	$ 29,753		$ 29,753	25,142	22,566	30,595	23,395	18,933	17,133	13,368	11,441		10,763	10,000
Average Annual Return, Percent		18.34%	9.46%			11.52%
C000159993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		11.90%	4.35%	5.92%	[16]
C000159993 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 16,748	$ 16,748	$ 16,748		$ 16,748	14,106	13,591	17,297	13,862	12,760	13,687	13,794	10,775	9,425
Average Annual Return, Percent		18.72%	5.59%	6.63%	[16]
C000159994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[17]	13.80%	4.48%	5.83%	[18]
C000159994 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 16,622	$ 16,622	$ 16,622		16,622	14,110	13,689	17,546	14,176	13,141	14,208	14,430	11,346	10,000
Average Annual Return, Percent		17.80%	4.81%	5.83%	[18]
C000159995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[19]	16.79%	4.80%	5.83%	[20]
C000159995 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 16,611	$ 16,611	$ 16,611		16,611	14,102	13,680	17,543	14,173	13,140	14,206	14,420	11,348	10,000
Average Annual Return, Percent		17.79%	4.80%	5.83%	[20]
C000159996 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 18,166	$ 18,166	$ 18,166		18,166	15,265	14,670	18,619	14,883	13,668	14,626	14,708	11,451	10,000
Average Annual Return, Percent		19.00%	5.85%	6.89%	[21]
C000159997 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 17,054	$ 17,054	$ 17,054		17,054	14,371	13,842	17,617	14,172	13,142	14,203	14,418	11,346	10,000
Average Annual Return, Percent		18.67%	5.35%	6.14%	[22]
C000159998 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 17,382	$ 17,382	$ 17,382		17,382	14,676	14,165	18,084	14,528	13,409	14,413	14,563	11,404	10,000
Average Annual Return, Percent		18.44%	5.33%	6.36%	[23]
C000159999 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 17,764	$ 17,764	$ 17,764		17,764	14,959	14,407	18,341	14,697	13,531	14,522	14,639	11,422	10,000
Average Annual Return, Percent		18.76%	5.59%	6.62%	[24]
C000160000 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 18,168	$ 18,168	$ 18,168		18,168	15,266	14,672	18,628	14,891	13,674	14,632	14,706	11,451	10,000
Average Annual Return, Percent		19.01%	5.85%	6.89%	[25]
C000160001 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 18,308	$ 18,308	$ 18,308		18,308	15,371	14,745	18,708	14,946	13,712	14,661	14,723	11,462	10,000
Average Annual Return, Percent		19.11%	5.95%	6.98%	[26]
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Account Value		$ 23,192	$ 23,192	$ 23,192		$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050		9,371	10,000
Average Annual Return, Percent	[27],[28]	23.44%	12.14%			8.78%
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Account Value		$ 17,949	$ 17,949	$ 17,949		$ 17,949	15,184	13,570	16,861	13,503	12,467	12,888	12,491	10,507	10,000
Average Annual Return, Percent	[29]	18.21%	7.56%	6.74%	[3]
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,071	$ 32,071	$ 32,071		$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184		10,036	10,000
Average Annual Return, Percent	[30],[31]	26.14%	15.19%			12.36%
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Account Value		$ 16,911	$ 16,911	$ 16,911		$ 16,911	14,696	14,515	18,562	15,325	13,386	13,996	14,092	11,316	$ 10,000
Average Annual Return, Percent	[32]	15.07%	4.79%	6.03%	[16]
MSCI All Country World Small Mid Cap Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Small Mid Cap Index (net div)
Account Value		$ 19,438	$ 19,438	$ 19,438		$ 19,438	16,629	15,328	18,848	13,637	12,562	13,368	11,899	10,234		9,523	10,000
Average Annual Return, Percent	[27],[28]	16.90%	9.12%			6.87%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Account Value		$ 27,408	$ 27,408	$ 27,408		$ 27,408	$ 23,019	$ 20,371	$ 27,788	$ 20,557	$ 16,638	$ 15,702	$ 12,556	$ 10,963		$ 10,246	$ 10,000
Average Annual Return, Percent	[30],[31]	19.07%	10.50%			10.61%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[4]	Assuming redemption at the end of the applicable period.
[5]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[6]	Assuming redemption at the end of the applicable period.
[7]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[8]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[9]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[10]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[11]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[12]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[13]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[14]	Assuming redemption at the end of the applicable period.
[15]	Assuming redemption at the end of the applicable period.
[16]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[17]	Assuming redemption at the end of the applicable period.
[18]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[19]	Assuming redemption at the end of the applicable period.
[20]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[21]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[22]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[23]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[24]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[25]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[26]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
[27]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[28]	Source: FactSet Research Systems Inc.
[29]	Source: FactSet Research Systems Inc.
[30]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[31]	Source: FactSet Research Systems Inc.
[32]	Source: FactSet Research Systems Inc.